SHARE-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	$ 25,847,497	$ 18,441,076	$ 8,345,290
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	42,679	47,808	47,894
Selling and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	2,479,864	2,072,742	1,161,593
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	$ 23,324,954	$ 16,320,526	$ 7,135,803